Other Operating Expense (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Exchange rate differences	kr 0	kr 4,464
Net loss on disposal of equipment	0	61
Total	0	4,525
Parent Company
Exchange rate differences	0	4,464
Net loss on disposal of equipment	0	76
Total	kr 0	kr 4,540